Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Reconciliation Of Unrecognized Tax Benefits

(In millions)	Total
Balance as of December 31, 2016	$2
Increases in tax positions for current year	2
Balance as of December 31, 2017	4
Increases in tax positions for current year	2
Decrease due to Spin-off	(6)
Balance as of December 31, 2018	$—

Reconciliation Of Effective Income Tax Rate

	Year Ended
	December 31,
	2018	2017	2016
Tax at U.S. federal statutory rate	21.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	2.5	1.5	2.1
Other permanent items	0.5	2.1	0.6
Excess tax benefits from stock-based compensation	(0.1)	(2.5)	(1.1)
Transaction costs	1.2	—	—
U.S. Tax Reform rate change(1)	—	(8.9)	—
Effective rate	25.1%	27.2%	36.6%

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(1)

Deferred income taxes on our balance sheet at December 31, 2017 were remeasured for the change in the U.S. income tax rate through income tax expense (see discussion on U.S. Tax Reform). This one-time beneficial rate change adjustment for $20 million includes $1 million in state income tax expense.

Income Tax Expense From Continuing Operations

	Year Ended
	December 31,
(In millions )	2018	2017	2016
Current:
U.S. federal	$29	$71	$63
State and local	6	7	7
	35	78	70
Deferred:
U.S. federal	7	(20)	1
State and local	—	1	—
	7	(19)	1
Provision for income taxes	$42	$60	$71

Deferred Tax Balances

	As of
	December 31,
(In millions)	2018	2017
Long-term deferred tax assets (liabilities):
Intangible assets(1)	$(34)	$(37)
Property and equipment	(6)	(2)
Prepaid expenses and deferred customer acquisition costs	(6)	(5)
Claims and related expenses	—	1
Accrued liabilities	2	2
Other long-term obligations	1	3
Tenant improvements	1	—
Deferred interest expense	4	—
Net operating loss and tax credit carryforwards(2)	—	1
Less valuation allowance	(1)	—
Net Long-term deferred tax liability	$(39)	$(38)

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(1)

The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. We had $42 million and $40 million of deferred tax liability included in this net deferred tax liability as of December 31, 2018 and 2017, respectively, that will not actually be paid unless certain of our business units are sold.

(2)	Primarily represents state credit carryforwards. We have no remaining state credit carryforwards as of December 31, 2018.